Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005456
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	6.32%		8.69%
Without Sales Load [Member] | C000169937
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	6.45%	10.36%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.42%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	7.18%		8.81%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	7.18%	10.28%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.86%